Harbor Money Market Fund
Harbor Money Market Fund Fund Summary
Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Money Market Fund		Institutional Class	Administrative Class
Management Fees	[1]	0.20%	0.20%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[2]	0.11%	0.11%
Total Annual Fund Operating Expenses	[2]	0.31%	0.56%
Fee Waiver	[1][3][4]	0.03%	0.03%
Total Annual Fund Operating Expenses	[1][3][5]	0.28%	0.53%
[1]	The Adviser has contractually agreed to reduce the management fee to 0.18% through February 29, 2016. Only the Board of Trustees may modify or terminate this agreement.
[2]	Restated to reflect current fees.
[3]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), through February 29, 2016. Only the Board of Trustees may modify or terminate this agreement.
[4]	and Expense Reimbursement
[5]	After Fee Waiver and Expense Reimbursement

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Money Market Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	29	97	171	390
Administrative	54	176	310	699

Expense Example, No Redemption Harbor Money Market Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	29	97	171	390
Administrative	54	176	310	699

Principal Investment Strategy
Principal Style Characteristics: Very short-term high quality money market instruments

The Fund invests in U.S. dollar-denominated money market securities. These may include obligations issued by:
  U.S. government and its agencies and instrumentalities
  U.S. states and municipalities
  U.S. and foreign banks
  Corporate issuers
  Foreign governments
  Multinational organizations such as the World Bank
The Subadviser selects securities for the Fund’s portfolio by:
  Allocating assets and actively trading among issuer sectors, such as U.S. treasuries, corporate issuers, U.S. government agencies, etc., while focusing on sectors that appear to have the greatest near-term return potential.
  Focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.
The Fund may invest more than 25% of its assets in securities in the banking industry. The Fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

Minimum Credit Quality. At least 95% of the Fund’s investments are rated in the rating agencies’ highest short-term rating category or are unrated securities the Subadviser determines to be of equivalent quality.

Maximum Maturity. The Fund maintains a dollar-weighted average maturity (WAM) of 60 days or less and a dollar-weighted average life (WAL) of 120 days or less. The securities held in the Fund’s portfolio have remaining maturities of 397 days or less. The weighted average maturity of the Fund’s portfolio was 47 days as of December 31, 2014.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.

Credit risk: The issuer or guarantor of a security owned by the Fund could default on its obligations to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation.

Selection risk: The Subadviser’s judgment about the attractiveness or value of a particular security may be incorrect.

Foreign securities risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Industry concentration risk: The Fund may invest more than 25% of its assets in securities in the banking industry. As a result, the Fund’s performance may depend to a large extent on the overall condition of that industry.

Regulatory risk: The Securities and Exchange Commission recently adopted changes to the rules that govern money market funds. These changes will: (1) permit, subject to the discretion of the Board of Trustees, money market funds to impose a “liquidity fee” (up to 2%) and/or “gates” that temporarily restrict redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating NAV rounded to the fourth decimal place. “Government money market funds,” which are money market funds that limit their investments to cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully, are exempt from these requirements. These changes may affect the Fund’s investment strategies, operations and/or return potential. As of the date of this Prospectus, the Adviser is evaluating the potential impact of these changes which have a phase in compliance period ranging from July 2015 through October 2016.

Market and issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Stable net asset value risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which may adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, including the Fund’s current 7-day SEC yield, please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	1.29%	3rd/2007
Worst Quarter	0.01%	4th/2014

Average Annual Total Returns — As of December 31, 2014
Average Annual Total Returns Harbor Money Market Fund	One Year	Five Years	Ten Years	Life of Class	inception date
Institutional Class	0.06%	0.10%	1.58%	3.51%	Dec. 29, 1987
Administrative Class	0.06%	0.10%	1.48%	1.28%	Nov. 01, 2002
BofA Merrill Lynch 3-Month U.S. Treasury Bill (reflects no deduction for fees, expenses or taxes)	0.03%	0.09%	1.54%	3.64%	Dec. 29, 1987

Current 7- Day SEC Yield for Period Ended December 31, 2014
Average Annual Total Returns Harbor Money Market Fund	Money Market Seven Day Yield
Institutional Class	0.08%
Administrative Class	0.08%